Income tax and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of current and non-current tax assets

Current tax assets	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies (1)	28,514	133,898
Monthly provisional income tax payments, foreign companies	10,930	12,859
Corporate tax credits (2)	7,169	4,603
Taxes in recovery process (1)	395,181	431,783
Total	441,794	583,143

Non-current tax assets	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Non current tax receivable (see note 20.3)	59,541	59,541
Total	59,541	59,541

(1)The PPM of Chilean companies and taxes in the process of recovery are presented net of the liability for specific tax on lithium mining activity for an amount of US$16.2 million.
(2)These credits are available for companies and are related to corporate tax payments in April of the following year. These credits include, among others, credits for training expenses (SENCE), credits for acquisition of fixed assets, donations and credits in Chile for taxes paid abroad.

Schedule of current tax liabilities

Current tax liabilities	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Chilean income tax (1)	108,409	24,687
Specific mining tax to lithium mining (see note 20.3)	—	—
Foreign company income tax (2)	4,685	55,154
Total	113,094	79,841
(1)Income tax in Chile is presented net of provisional monthly payments by Chilean companies for an amount of US$156.5 million.

(2)The income tax of foreign subsidiaries is presented net of provisional monthly payments by companies for an amount of US$16.5 million.

Schedule of income tax rates
The income tax rate for the main countries where the Company operates is presented below:

Country	Income tax 2025	Income tax 2024
Spain	25%	25%
Belgium	25%	25%
Mexico	30%	30%
United States	21% + 3.85%	21% + 2.5%
South Africa	27%	27%
South Korea	24% (2)	24% (2)
China	25%+12% (1)	25%+12% (1)
Australia	30%	30%
(1)Additional tax of 12% on VAT payable and the corporate rate in Sichuan is 15%.
(2)Sliding scale from 9% to 24% of taxable income.

Schedule of deferred taxes

Description of deferred tax assets and liabilities as of December 31, 2025	Net liability position
	Assets	Liabilities
	ThUS$	ThUS$
Unrealized profit	189,714	—
Property, plant and equipment and capitalized interest (1)	—	(380,459)
Restoration and rehabilitation provision	12,037	—
Manufacturing expenses	—	(123,811)
Employee benefits and unemployment insurance	—	(9,459)
Vacation accrual	10,277	—
Inventory provision	25,170	—
Materials provision	16,227	—
Others employee benefits	10,515	—
Research and development expenses	—	(17,386)
Bad debt provision	341	—
Provision for legal complaints and expenses	4,452	—
Loan acquisition expenses	—	(16,965)
Financial instruments recorded at market value	648	—
Specific tax on mining activity	9,207	—
Specific tax on lithium mining activity	6,312	—
Tax loss benefit	131,622	—
Other	—	(4,170)
Foreign items (other)	518	—
Balances to date	417,040	(552,250)
Net balance		(135,210)
(1)This includes right-of-use assets.
(b)Deferred tax assets and liabilities as of December 31, 2024

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2024	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	157,503	—
Property, plant and equipment and capitalized interest (1)	—	(314,309)
Restoration and rehabilitation provision	5,220	—
Manufacturing expenses	—	(154,906)
Employee benefits and unemployment insurance	—	(8,736)
Vacation accrual	9,001	—
Inventory provision	16,353	—
Materials provision	20,293	—
Others employee benefits	10,291	—
Research and development expenses	—	(17,239)
Bad debt provision	—	(203)
Provision for legal complaints and expenses	2,788	—
Loan acquisition expenses	—	(17,604)
Financial instruments recorded at market value	3,277	—
Specific tax on mining activity	—	(1,398)
Specific tax on lithium mining activity	4,049	—
Tax loss benefit	129,123	—
Other	15,422	—
Foreign items (other)	260	—
Balances to date	373,580	(514,395)
Net balance		(140,815)
(1)This item includes right-of-use assets.

Schedule of movement in deferred taxes
Deferred tax assets and liabilities in the consolidated statement of financial position as of December 31, 2025 and 2024, are as follows:

Movements of deferred tax assets and liabilities	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Deferred tax assets	176,003	157,564
Deferred tax liabilities	(311,213)	(298,379)
Total	(135,210)	(140,815)

Schedule of deferred tax liabilities (assets)

Reconciliation of changes in deferred tax assets (liabilities) in deferred tax as of December 31, 2025	Deferred tax (liability) asset at beginning of period	Deferred tax (expense) benefit recognized in income for the year	Deferred taxes related to items (credited) charged directly to equity	Total change in deferred taxes	Deferred tax (liability) asset at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	157,503	32,211	—	32,211	189,714
Property, plant and equipment and capitalized interest	(314,309)	(66,150)	—	(66,150)	(380,459)
Restoration and rehabilitation provision	5,220	6,817	—	6,817	12,037
Manufacturing expenses	(154,906)	31,095	—	31,095	(123,811)
Employee benefits and unemployment insurance	(8,736)	(1,177)	454	(723)	(9,459)
Vacation accrual	9,001	1,276	—	1,276	10,277
Inventory provision	16,353	8,817	—	8,817	25,170
Materials provision	20,293	(4,066)	—	(4,066)	16,227
Derivative financial instruments	—	(865)	865	—	—
Others employee benefits	10,291	224	—	224	10,515
Research and development expenses	(17,239)	(147)	—	(147)	(17,386)
Bad debt provision	(203)	544	—	544	341
Provision for legal complaints and expenses	2,788	1,664	—	1,664	4,452
Loan approval expenses	(17,604)	639	—	639	(16,965)
Financial instruments recorded at market value	3,277	—	(2,629)	(2,629)	648
Specific tax on mining activity	(1,398)	10,552	53	10,605	9,207
Specific tax on lithium mining activity	4,049	2,251	12	2,263	6,312
Tax loss benefit	129,123	2,499	—	2,499	131,622
Others	15,422	(19,592)	—	(19,592)	(4,170)
Foreign items (other)	260	253	5	258	518
Total temporary differences, unused losses and unused tax credits	(140,815)	6,845	(1,240)	5,605	(135,210)

Reconciliation of changes in deferred tax assets (liabilities) in deferred tax as of December 31, 2024	Deferred tax (liability) asset at beginning of period	Deferred tax (expense) benefit recognized in income for the year	Deferred taxes related to items (credited) charged directly to equity	Total change in deferred taxes	Deferred tax (liability) asset at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	321,340	(163,837)	—	(163,837)	157,503
Property, plant and equipment and capitalized interest	(288,116)	(26,193)	—	(26,193)	(314,309)
Restoration and rehabilitation provision	6,336	(1,116)	—	(1,116)	5,220
Manufacturing expenses	(159,879)	4,973	—	4,973	(154,906)
Employee benefits and unemployment insurance	(9,438)	1,567	(865)	702	(8,736)
Vacation accrual	9,373	(372)	—	(372)	9,001
Inventory provision	34,718	(18,365)	—	(18,365)	16,353
Materials provision	14,405	5,888	—	5,888	20,293
Derivative financial instruments	—	3,049	(3,049)	—	—
Others employee benefits	6,561	3,730	—	3,730	10,291
Research and development expenses	(16,046)	(1,193)	—	(1,193)	(17,239)
Bad debt provision	1,957	(2,160)	—	(2,160)	(203)
Provision for legal complaints and expenses	2,932	(144)	—	(144)	2,788
Loan approval expenses	(12,735)	(4,869)	—	(4,869)	(17,604)
Financial instruments recorded at market value	(52,016)	—	55,293	55,293	3,277
Specific tax on mining activity	(3,303)	1,900	5	1,905	(1,398)
Specific tax on lithium mining activity	—	4,049	—	4,049	4,049
Tax loss benefit	74,347	54,776	—	54,776	129,123
Others	(22,963)	38,385	—	38,385	15,422
Foreign items (other)	75	(1,682)	1,867	185	260
Total temporary differences, unused losses and unused tax credits	(92,452)	(101,614)	53,251	(48,363)	(140,815)

schedule of net operating loss carryforwards
As of December 31, 2025, and 2024, tax loss carryforwards are detailed as follows:

Deferred taxes related to benefits for tax losses	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Chile	35,323	44,525
Foreign	96,299	84,598
Total	131,622	129,123

schedule of movements in deferred tax assets and liabilities
Movements in deferred tax assets and liabilities as of December 31, 2025 and 2024 are detailed as follows:

Movements in deferred tax assets and liabilities	Assets (liabilities)
	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Deferred tax assets and liabilities, net opening balance	(140,815)	(92,452)
Increase (decrease) in deferred taxes in income	6,845	(101,614)
Increase (decrease) deferred taxes in equity	(1,240)	53,251
Total	(135,210)	(140,815)

Schedule of current and deferred tax (expenses)
Income tax (expenses) benefit for foreign and domestic parties are detailed as follows:

Income tax (expense) benefit	(Expense) Income
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax (expenses), foreign parties, net	(52,626)	(71,477)	(120,893)
Current income tax (expenses), domestic, net	(239,862)	(92,799)	(319,991)
(Expenses) for specific taxes on lithium-related mining activity (see note 20.3) (1)	(34,440)	(16,683)	(1,089,476)
Current income tax expense, net, total	(326,928)	(180,959)	(1,530,360)
Deferred tax benefit (expense) by foreign and domestic parties, net
Current income tax (expense) benefit, foreign parties, net	(2,035)	73,935	(34,014)
Current income tax (expense) benefits, domestic, net	8,880	(175,549)	(312,377)
Deferred tax expense, net, total	6,845	(101,614)	(346,391)
Income tax expense	(320,083)	(282,573)	(1,876,751)

(1) Includes a tax expense adjustment amounting US$1,089.5 million for the year ended December 31, 2023 relating to the specific mining tax to lithium mining claims (see note 20.3).

Schedule of tax effects of other comprehensive income components	Disclosures on the tax effects of other comprehensive income components:

Income tax related to other income and expense components with a charge or credit to net equity	As of December 31, 2025
	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Income (losses) from defined benefit plans	(1,699)	524	(1,175)
Cash flow hedges	(3,205)	865	(2,340)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	9,737	(2,629)	7,108
Total	4,833	(1,240)	3,593

Income tax related to other income and expense components with a charge or credit to net equity	As of December 31, 2024
	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Income (losses) from defined benefit plans	3,148	(860)	2,288
Cash flow hedges	11,293	(3,049)	8,244
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	3,520	(2,723)	797
Total	17,961	(6,632)	11,329

Income tax related to other income and expense components with a charge or credit to net equity	As of December 31, 2023
	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Income (losses) from defined benefit plans	(5,843)	1,582	(4,261)
Cash flow hedges	18,692	(5,047)	13,645
Reserve for income (losses) from financial assets measured at fair value through other comprehensive income	190,509	(57,242)	133,267
Total	203,358	(60,707)	142,651

Schedule of tax benefit (expense)
Reconciliation between the tax benefit (expense) and the tax calculated by multiplying income before taxes by the Chilean corporate income tax rate.

Income Tax (Expense) Benefit	(Expense) Benefit
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$	ThUS$
Consolidated income before taxes	960,726	974,414	2,807,018
Statutory income tax rate in Chile	27%	27%	27%
Tax expense using the statutory tax rate	(259,396)	(263,092)	(757,895)
Net effect of royalty tax payments	(869)	(4,453)	(6,889)
Specific mining tax to lithium mining claims (see note 20.3) (1)	(32,514)	(12,635)	(1,089,476)
Net effect of other additional taxes (3)	(27,941)	(25,377)	—
Tax effect of income from regular activities exempt from taxation and dividends from abroad	(3,636)	1,030	(1,457)
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(10,441)	(5,013)	3,509
Effect due to the difference in tax rates related to abroad subsidiaries	9,802	7,682	(24,748)
Effect of recognizing tax losses	—	14,750	—
Other tax effects from reconciliation between accounting profit and tax expense (2)	4,912	4,535	205
Tax expense using the effective tax rate	(320,083)	(282,573)	(1,876,751)

(1)The net effect from the payment of the specific tax on mining activity applied to lithium includes its deferred tax for US$2.2 million as of December 31, 2025, and as of December 31, 2024, this amount is US$4.0 million

(2)As of December 31, 2024, the other tax effects from the reconciliation between accounting income and tax expenses include deferred taxes from the initiation of operations in Australia.
(3)As of December 31, 2024, mainly related to dividends from abroad subsidiaries and capital gains tax related to common control transactions.